Financial Statement Details - Activity of Allowance for Bad Debts (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 0.2
Balance at end of period	0.7	$ 0.2
Allowance for Bad Debts
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	0.2	0.2	$ 0.1
Current period provision change	0.6	0.0	0.2
Write-offs, net of recoveries	(0.1)	0.0	(0.1)
Balance at end of period	$ 0.7	$ 0.2	$ 0.2